Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Plan and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	the lesser of useful life or term of lease	the lesser of useful life or term of lease
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Minimum [Member] | Medical Instruments [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Minimum [Member] | Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Maximum [Member] | Medical Instruments [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years	10 years
Maximum [Member] | Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years